HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042                                       HV-6775 - PremierSolutions Cornerstone (Series II)

_____________________________

Supplement dated August 16, 2017 to your Prospectus

1.            FUND NAME CHANGE

THE HARTFORD VALUE OPPORTUNITIES FUND – CLASS R4

Effective on or about November 1, 2017, the following name change will be made to your Prospectus:

Current Name	New Name

The Hartford Value Opportunities Fund - Class R4	Hartford Quality Value Fund - Class R4

As a result of the change, all references to the Current Name in your Prospectus will be deleted and replaced with the New Name.

2.            INVESTMENT OBJECTIVE CHANGE

HARTFORD QUALITY VALUE FUND - CLASS R4

In addition, effective on or about November 1, 2017, the investment objective for the Hartford Quality Value Fund Sub-Account will be to seek long-term capital appreciation.

The Prospectus is amended to reflect the above changes.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.